Provisions	12 Months Ended
Dec. 31, 2025
Disclosure of Provisions [Abstract]
Provisions

8. Provisions

	As at December 31
	2025	2024
Decommissioning liability	$107.2	$115.7
Office lease provision (1)	-	0.7
Total	$107.2	$116.4

Current portion	$8.9	$20.4
Non-current portion	$98.3	$96.0

(1)
The office lease provision represented the leased office space which expired in January 2025.

Decommissioning liability

The decommissioning liability is based on the present value of Obsidian Energy’s net share of estimated future costs of obligations to abandon and reclaim all our wells, facilities and pipelines. These estimates were made by management using information obtained from government estimates, internal analysis and external consultants assuming current costs, technology and enacted legislation.

At December 31, 2025, the decommissioning liability was determined by applying an inflation factor of 2.0 percent (December 31, 2024 - 2.0 percent) and the inflated amount was discounted using a credit-adjusted rate of 8.0 percent (December 31, 2024 – 10.0 percent) over the expected useful life of the underlying assets. Decommissioning activities occur over the life of the underlying oil and gas properties with costs extending 50 years into the future (see Note 17 for further information on timing of our decommissioning liability). At December 31, 2025, the total decommissioning liability on an undiscounted, uninflated basis was $324.0 million (December 31, 2024 - $357.0 million).

Changes to the decommissioning liability were as follows:

	Year ended December 31
	2025	2024
Balance, beginning of year	$115.7	$172.6
Net liabilities added (1)	2.0	2.0
Acquisition	-	0.4
Increase due to changes in estimates	7.0	20.3
Liabilities settled	(28.8)	(23.9)
Transfers to liabilities for assets held for sale	(0.9)	(72.2)
Accretion charges	12.2	16.5
Balance, end of year	$107.2	$115.7

Current portion	$8.9	$19.7
Non-current portion	$98.3	$96.0

(1)
Includes additions from drilling activity, facility capital spending and disposals related to net property dispositions.